Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Payments for drydock and special survey costs			$ (3,687)	$ (7,220)	$ (9,497)
Restricted cash			0	2,900	0
Amortization of deferred financing costs			1,275	1,002	928
Amortization of deferred drydock and special survey costs			7,928	6,870	7,280
Foreign currency exchange gains/(losses) recognized			(726)	1,722	219
Property, Plant and Equipment [Line Items]
Capitalized interest costs			4,764	5,843	2,261
Accumulated amortization of deferred drydock and special survey costs			$ 34,092	26,164
Amortization method of intangible assets			straight-line method
Dividends paid			$ (70,000)	0	0
Income tax benefit/(expense)			(3,468)	982	(3,551)
Other income, net			2,725	$ 61	$ 235
Navios Holdings
Property, Plant and Equipment [Line Items]
Dividends paid to Navios Holdings			44,677
Tax reform
Property, Plant and Equipment [Line Items]
Income tax benefit/(expense)			$ 2,837
ARGENTINA
Property, Plant and Equipment [Line Items]
Average tax rates used to calculate the turnover tax			5.00%	5.00%	5.00%
Turnover taxes			$ 2,948	$ 3,389	$ 2,942
Statutory tax rate			35.00%	35.00%	35.00%
Income tax benefit/(expense)			$ 3,772	$ (544)	$ 3,975
ARGENTINA | Tax reform
Property, Plant and Equipment [Line Items]
Average tax rates used to calculate the turnover tax		3.00%
Statutory tax rate	25.00%	30.00%
Minimum presumed income tax
Property, Plant and Equipment [Line Items]
Effective tax rate used to calculate the minimum presumed income tax (MPIT)			1.00%
Other current assets			$ 226	$ 502
Drydocking and special survey costs for Ocean-going Vessels
Property, Plant and Equipment [Line Items]
Useful life			5
Drydocking and special survey costs for Pushboats and Barges
Property, Plant and Equipment [Line Items]
Useful life			7
Barges, Pushboats and Other Vessels
Property, Plant and Equipment [Line Items]
Barges, Pushboats, Other Vessels, Port terminals and Other fixed assets depreciation method			straight-line method
Barges, Pushboats and Other Vessels | Minimum
Property, Plant and Equipment [Line Items]
Useful life			15 years
Barges, Pushboats and Other Vessels | Maximum
Property, Plant and Equipment [Line Items]
Useful life			45 years
Several barge business contracts
Property, Plant and Equipment [Line Items]
Other income, net			$ 1,272